ENTITY-WIDE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2020
Entity-wide disclosures [Abstract]
Disclosure of net revenue by geographic location	The following table presents an analysis of net revenues by geographic location of the Group’s clients:

	For the years ended December 31,
	2020	2019	2018
	(€ thousand)
Italy	360,500	363,779	449,312
Rest of EMEA	1,620,515	1,636,831	1,400,443
Americas (1)	856,546	1,010,204	922,639
Mainland China, Hong Kong and Taiwan	190,911	350,330	274,268
Rest of APAC (2)	431,318	405,471	373,659
Total net revenues	3,459,790	3,766,615	3,420,321
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(1)Americas includes the United States of America, Canada, Mexico, the Caribbean and of Central and South America.
(2)Rest of APAC mainly includes Japan, Australia, Singapore, Indonesia, South Korea, Thailand and Malaysia.
    The following table presents an analysis of non-current assets other than financial instruments and deferred tax assets by geographic location:

	At December 31,
	2020			2019
	Property, plant and equipment	Goodwill	Intangible assets	Property, plant and equipment	Goodwill	Intangible assets
	(€ thousand)
Italy	1,199,325	785,182	979,022	1,043,821	785,182	837,682
Rest of EMEA	5,809	—	—	6,309	—	—
Americas (1)	14,497	—	—	14,803	—	—
Mainland China, Hong Kong and Taiwan	4,120	—	—	1,574	—	—
Rest of APAC (2)	2,879		268	3,145	—	256
Total	1,226,630	785,182	979,290	1,069,652	785,182	837,938
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(1)Americas includes the United States of America, Canada, Mexico, the Caribbean and of Central and South America.
(2)Rest of APAC mainly includes Japan, Australia, Singapore, Indonesia, South Korea, Thailand and Malaysia.